NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 2,934,035		$ 2,539,858	$ 2,067,204
Marketing and branding	1,032,197		461,594	548,348
Processing and servicing costs (Note 23)	486,783	$ 62,668	375,904	373,840
Brokerage commission and handling charge expenses (Note 21)	341,238	$ 43,930	249,567	329,789
Rental and other related expenses	175,802		157,898	119,854
Professional services	79,218		69,324	135,167
Depreciation and amortization	69,917		60,849	54,714
Others	231,781		175,182	123,706
Total	$ 5,350,971		$ 4,090,176	$ 3,752,622